Net Loss per Share or Unit - Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Common Stock Excluded from Computation of Diluted Net Loss Per Share

The following potentially dilutive common stock or member unit equivalents, presented based on amounts outstanding at each year end, were excluded from the computation of diluted net loss per share or unit because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2022	2021
Options to purchase common stock	2,152,641	2,689,935
Earn-Out Shares	3,150,000	—
Convertible preferred stock (as converted to common stock)	342,754	10,643,403
Warrants to purchase common stock	11,041,332	—

Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit

The following table sets forth the calculation of basic and diluted net loss per share or unit:

	Year Ended December 31,
	2022	2021
Net loss available to common stockholders or members — basic and diluted	$(18,377,954)	$(5,451,778)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	10,452,697	3,012,603
Net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	$(1.76)	$(1.81)